Business Segment Information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Revenues:
Total segment revenues	$ 969		$ 806	$ 2,068	$ 1,531
Total Revenues	1,618		1,426	3,333	2,721
Segment earnings:
Total segment earnings	341		281	661	511
Other corporate - unallocated	23		19	42	34
Corporate selling, general, administrative and other unallocated	(41)		(38)	(83)	(75)
Gain (loss) on asset dispositions and impairments, net	(1)	(7)	2	(8)	(31)
Restructuring, goodwill and other special charges (credits)				11
Adjustments to equity earnings	(13)		(11)	(21)	(24)
Interest expense	(62)		(52)	(111)	(107)
Depreciation and amortization	(62)		(67)	(125)	(135)
Discontinued operations, net	(7)		(19)	(8)	(20)
Income tax benefit (expense)	(56)		16	(108)	6
Net income attributable to Starwood	122		131	250	159
Earnings from unconsolidated ventures included in segment earnings is as follows:
Total earnings from unconsolidated ventures	18		18	36	35
Capital expenditures:
Total segment, capital expenditures	70		88	132	159
Total other corporate unallocated	88		114	168	203
Assets:
Total segment assets	5,394			5,394		5,803
Total other corporate assets	8,989			8,989		9,560
Investments in unconsolidated ventures:
Total investments in unconsolidated ventures	267			267		259
Americas [Member]
Revenues:
Total segment revenues	427		425	830	822
Segment earnings:
Total segment earnings	161		148	288	270
Earnings from unconsolidated ventures included in segment earnings is as follows:
Total earnings from unconsolidated ventures	8		8	16	15
Capital expenditures:
Total segment, capital expenditures	41		25	73	54
Assets:
Total segment assets	2,452			2,452		2,307
Investments in unconsolidated ventures:
Total investments in unconsolidated ventures	74			74		70
EAME [Member]
Revenues:
Total segment revenues	152		171	258	283
Segment earnings:
Total segment earnings	59		63	80	87
Earnings from unconsolidated ventures included in segment earnings is as follows:
Total earnings from unconsolidated ventures	2		1	2	1
Capital expenditures:
Total segment, capital expenditures	29		15	49	27
Assets:
Total segment assets	859			859		830
Investments in unconsolidated ventures:
Total investments in unconsolidated ventures	23			23		22
Asia Pacific [Member]
Revenues:
Total segment revenues	76		67	158	136
Segment earnings:
Total segment earnings	47		36	103	84
Earnings from unconsolidated ventures included in segment earnings is as follows:
Total earnings from unconsolidated ventures	7		7	17	17
Capital expenditures:
Total segment, capital expenditures	1		1	2	2
Assets:
Total segment assets	550			550		610
Investments in unconsolidated ventures:
Total investments in unconsolidated ventures	139			139		137
Vacation ownership and residential [Member]
Revenues:
Total segment revenues	314		143	822	290
Segment earnings:
Total segment earnings	74		34	190	70
Earnings from unconsolidated ventures included in segment earnings is as follows:
Total earnings from unconsolidated ventures	1		2	1	2
Capital expenditures:
Total segment, capital expenditures	(1)		47	8	76
Assets:
Total segment assets	1,533			1,533		2,056
Investments in unconsolidated ventures:
Total investments in unconsolidated ventures	31			31		30
Other revenues from managed and franchised hotels [Member]
Revenues:
Total Revenues	627		601	1,225	1,156
Other corporate revenues - unallocated [Member]
Revenues:
Total Revenues	22		19	40	34
Capital expenditures:
Total other corporate unallocated	18		26	36	44
Other Corporate Assets [Member]
Assets:
Total other corporate assets	$ 3,595			$ 3,595		$ 3,757